Location and Fair Value Amounts of Derivatives Not Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Not Designated as Hedging Instrument)
In Thousands, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Lease Deposits And Other Foreign currency contracts USD ($)	Mar. 31, 2012 Lease Deposits And Other Foreign currency contracts JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency contracts USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency contracts JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other Foreign currency contracts JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency options USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency options JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other Foreign currency options JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Accrued Expenses And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency contracts USD ($)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency contracts JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other Foreign currency contracts JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency options USD ($)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency options JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other Foreign currency options JPY (¥)
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	$ 5,183	¥ 425,000	¥ 1,494,000						$ 4,744	¥ 389,000	¥ 1,474,000	$ 439	¥ 36,000	¥ 20,000
Liability derivatives, Current Fair value	51,158	4,195,000	3,325,000												329	27,000	72,000	37,951	3,112,000	3,189,000	12,878	1,056,000	64,000
Asset derivatives, Long-term Fair value	963	79,000		963	79,000
Liability derivatives, Long-term Fair value	$ 41,585	¥ 3,410,000	¥ 501,000			$ 2,707	¥ 222,000	¥ 24,000	$ 38,878	¥ 3,188,000	¥ 477,000